ATA INC. ("Parent Company")	12 Months Ended
Dec. 31, 2018
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(23)   ATA INC. (“Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	USD
Cash and cash equivalents	1,807,629	15,396,381	2,239,311
Prepaid expenses and other current assets	2,955	3,104	451
Loan receivable	—	14,532,685	2,113,691
Investments in subsidiaries	374,906,204	247,870,563	36,051,277
Total assets	376,716,788	277,802,733	40,404,730

Accrued expenses and other current liabilities	11,987,350	1,985,894	288,836
Total liabilities	11,987,350	1,985,894	288,836

Common shares	3,534,871	3,534,871	514,126
Treasury shares	(27,737,073)	(27,737,073)	(4,034,190)
Additional paid in capital	389,897,690	410,195,990	59,660,532
Accumulated other comprehensive loss	(26,850,955)	(38,288,364)	(5,568,813)
Retained earnings (accumulated deficit)	25,884,905	(71,888,585)	(10,455,761)
Total shareholders’ equity	364,729,438	275,816,839	40,115,894
Total liabilities and shareholders’ equity	376,716,788	277,802,733	40,404,730

Condensed Statements of Comprehensive Income (Loss)

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018	2018
	RMB	RMB	RMB	USD

Operating expenses	(3,818,608)	(14,273,099)	(4,963,891)	(721,967)
Investment income (loss)	(6,587,058)	40,802,611	852,782,280	124,032,038
Interest expense	(75,918)	(52,074)	(446)	(65)
Interest income	568,503	15,394	1,306,567	190,032
Foreign currency exchange gains (losses), net	197,079	(607,927)	(284,138)	(41,326)
Earnings (loss) before income taxes	(9,716,002)	25,884,905	848,840,372	123,458,712
Income tax expense	—	—	—	—
Net income (loss)	(9,716,002)	25,884,905	848,840,372	123,458,712
Other comprehensive income (loss)	104,358	(1,781,184)	(11,437,409)	(1,663,502)
Comprehensive income (loss)	(9,611,644)	24,103,721	837,402,963	121,795,210

Condensed Statements of Cash Flows

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018	2018
	RMB	RMB	RMB	USD
Net cash used in operating activities	(2,858,989)	(5,003,772)	(29,996,291)	(4,362,779)
Cash flows from investing activities :
Cash received from subsidiaries	400,783	73,178,416	1,001,941,215	145,726,306
Loan lent to Beijing Biztour	—	—	(13,745,856)	(1,999,252)
Net cash provided by investing activities	400,783	73,178,416	988,195,359	143,727,054

Cash flows from financing activities :
Cash received for exercise of share options	—	—	1,433,441	208,485
Special cash dividend	—	(65,698,571)	(946,611,803)	(137,678,977)
Net cash used in financing activities	—	(65,698,571)	(945,178,362)	(137,470,492)

Effect of foreign exchange rate changes on cash	31,935	(1,173,526)	568,046	82,619
Net increase (decrease) in cash	(2,426,271)	1,302,547	13,588,752	1,976,402
Cash at beginning of period	2,931,353	505,082	1,807,629	262,909
Cash at end of period	505,082	1,807,629	15,396,381	2,239,311